Assets and Liabilities - Summary of Cost and Amortization of Software and Licenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning balance	kr 10,539
Ending balance	12,454	kr 10,539
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,083	11,575
Additions	2,736	508
Ending balance	14,819	12,083
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,544)	(831)
Depreciation expense	821	713
Ending balance	(2,365)	(1,544)
Software
Disclosure Of Intangible Assets [Line Items]
Ending balance	2,627
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Additions	2,736
Ending balance	2,736
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Depreciation expense	109
Ending balance	(109)
License
Disclosure Of Intangible Assets [Line Items]
Beginning balance	10,539
Ending balance	9,827	10,539
License | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,083	11,575
Additions		508
Ending balance	12,083	12,083
License | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,544)	(831)
Depreciation expense	712	713
Ending balance	kr (2,256)	kr (1,544)